Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 39,831	€ 37,696
Share of profit for the year	389	2,897	€ 356
Loss allowance	602	502
Share of other comprehensive income	686	(1,257)	(784)
Dividends received/(distributed)	(77)
Liquidation	(520)
Effect of translation adjustments	(36)	(7)
Ending balance	40,875	39,831	37,696
Nars Miami Llc [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	609	431
Share of profit for the year	(4)	197
Dividends received/(distributed)	(77)
Liquidation	(520)
Effect of translation adjustments	(8)	(19)
Ending balance		609	431
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	569	52
Share of profit for the year	(47)	515
Effect of translation adjustments	26	2
Ending balance	548	569	52
Foundation Made In Italy Circolare Esostenibile [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	8	8
Ending balance	8	8	8
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	38,645	37,029
Share of profit for the year	988	2,873
Share of other comprehensive income	686	(1,257)
Ending balance	40,319	38,645	37,029
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance		176
Share of profit for the year	(548)	(688)
Loss allowance	602	502
Effect of translation adjustments	€ (54)	€ 10
Ending balance			€ 176